STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (468,808)	$ (1,334,127)	$ (4,344,532)	$ (2,381,405)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock-based compensation	137,356	600,000	2,264,081	0
Depreciation	2,583	2,246	9,982	719
Acquistion of Pick Pocket and subscription payable treated as officer compensation				1,200,000
Changes in operating assets and liabilities:
Accounts receivable	8,182		(8,182)	7,250
Related party receivables
Prepaids and other current assets	(10,740)	(11,349)	4,979	(6,851)
Accounts payable	(3,753)	42,646	69,356	3,490
Accrued liabilities	(4,252)	(36,079)	(32,595)	70,423
Net cash used in operating activities	(326,932)	(736,663)	(2,036,911)	(1,106,374)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment		(9,207)	(10,281)	(21,142)
Net cash used in investing activities		(9,207)	(10,281)	(21,142)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net borrowings on notes payable	104,770
Proceeds from subscription receivables				221,000
Payments on notes payable				(30,000)
Advances from related party	174,433		193,739
Payment of deferred offering costs		(19,246)		(54,801)
Proceeds from sale of common stock	75,000	471,967	1,238,430	1,412,050
Net cash provided by financing activities	354,203	452,721	1,432,169	1,548,249
Change in cash and cash equivalents	27,271	(293,149)	(615,023)	420,733
Cash and cash equivalents, beginning of period	22,818	637,841	637,841	217,108
Cash and cash equivalents, end of period	50,089	344,692	22,818	637,841
Supplemental disclosures of cash flow information:
Cash paid for interest	3,100	10,548	50,542
Cash paid for income taxes
Non-cash investing and financing activities:
Issuance of a related party notes payable for Pick Pocket				1,000,000
Subscription receivable treated as officer compensation			200,000	$ 200,000
Prepaid through issuance of common stock			557,052
Right of use asset and liability		$ 104,665	$ 104,665